Function Currency and Use of Estimates	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Function Currency and Use of Estimates [Abstract]
FUNCTION CURRENCY AND USE OF ESTIMATES

NOTE 3 — FUNCTION CURRENCY AND USE OF ESTIMATES

In line with our review of the operations and business of companies in Brazil, mainly related to the elements to determine its functional currency, the Management concluded that BRL is its functional currency. This conclusion is based on the review of the following indicators:

•        Currency that most influences prices of goods and services in Brazil;

•        Currency of the country, which competitive powers and regulations most influence the determination of the selling price of its products and services;

•        Currency that most influences material and other costs to supply products or services;

•        Currency through which the proceeds of financial activities are substantially obtained; and

•        Currency in which amounts received from operating activities are normally accumulated.

The amounts in US Dollar (USD) presented in the financial statements of the Companies are measured translate from BRL (as the functional currency which is the currency that best reflects the economic environment in which the Company is included and the way it is managed).

Transactions in foreign currency

Transactions in foreign currency are converted to the relevant functional currency of the company at the exchange rates on the dates of the transactions.

Monetary assets and liabilities denominated and calculated in foreign currencies on the reporting date of the statement of financial position are reconverted to the functional currency at the exchange rate determined on that date. Non-monetary assets and liabilities which are measured at fair value in foreign currency are reconverted to the functional currency at the exchange rate on the calculation date of the fair value. Differences of foreign currencies resulting from reconversion are generally recognized in the statement of profit or loss. Non-monetary items that are measured on a historical cost basis in foreign currency are not converted.

Financial statements presentation currency

In compliance with the provisions of the Brazilian Law, the financial statements are being presented in Reais, by converting the US dollars into Reais, through the following criteria:

•        Assets and liabilities by the exchange rate of the end of the year;

•        Statement of profit or loss, of comprehensive and of cash flows by early average rates; and

•        Equity, at the historical amount of composition.

Exchange rate variations from the conversion of the abovementioned accounts are recognized in a specific account of equity under the name “Equity valuation adjustments”.

The statements of financial position as of September 30, 2025, and December 31, 2024, and the statements of profit or loss for the fiscal years ended on such dates in functional currency (Reais) translated to presentation currency (US dollars).

Use of Estimates

In preparing the financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) and are presented pursuant to Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), Management is required to make estimates and assumptions that could affect the values of the assets and liabilities presented on the reporting dates, as well as the amounts of revenues, costs and expenses of the fiscal years presented. Although these estimates are based on the best knowledge available to Management regarding present and future events, actual results may differ from those estimates.

Estimates and assumptions are reviewed on an ongoing basis. The estimates reviews are recognized on a prospective basis.

Information about uncertainties on premises and estimates with a significant risk of resulting in material adjustment as of September 30, 2025, is included in the following notes:

Note — Impairment losses on trade receivables,

Note — Provision for adjustment to inventories realization value,

Note — Provisions for legal proceedings and provision for credits and incentives to be granted.

NOTE 3 — FUNCTION CURRENCY AND USE OF ESTIMATES

In line with our review of the operations and business of companies in Brazil, mainly related to the elements to determine its functional currency, the Management concluded that BRL is its functional currency, This conclusion is based on the review of the following indicators:

•        Currency that most influences prices of goods and services in Brazil;

•        Currency of the country, which competitive powers and regulations most influence the determination of the selling price of its products and services;

•        Currency that most influences material and other costs to supply products or services;

•        Currency through which the proceeds of financial activities are substantially obtained; and Currency in which amounts received from operating activities are normally accumulated.

The amounts in US Dollar (USD) presented in the financial statements of the Companies are measured translate from BRL (as the functional currency which is the currency that best reflects the economic environment in which the Company is included and the way it is managed).

Transactions in foreign currency

Transactions in foreign currency are converted to the relevant functional currency of the company at the exchange rates on the dates of the transactions.

Monetary assets and liabilities denominated and calculated in foreign currencies on the reporting date of the statement of financial position are reconverted to the functional currency at the exchange rate determined on that date, Non-monetary assets and liabilities which are measured at fair value in foreign currency are reconverted to the functional currency at the exchange rate on the calculation date of the fair value, Differences of foreign currencies resulting from reconversion are generally recognized in the statement of profit or loss, Non- monetary items that are measured on a historical cost basis in foreign currency are not converted.

Financial statements presentation currency

In compliance with the provisions of the Brazilian Law, the financial statements are being presented in Reais, by converting the US dollars into Reais, through the following criteria:

•        Assets and liabilities by the exchange rate of the end of the year;

•        Statement of profit or loss, of comprehensive and of cash flows by early average rates; and

•        Equity, at the historical amount of composition.

Exchange rate variations from the conversion of the abovementioned accounts are recognized in a specific account of equity under the name “Equity valuation adjustments”.

The statements of financial position as of December 31, 2024, and December 31, 2023, and the statements of profit or loss for the fiscal years ended on such dates in functional currency (Reais) translated to presentation currency (US dollars).

Use of Estimates

In preparing the financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) and are presented pursuant to Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), Management is required to make estimates and assumptions that could affect the values of the assets and liabilities presented on the reporting dates, as well as the amounts of revenues, costs and expenses of the fiscal years presented, Although these estimates are based on the best knowledge available to Management regarding present and future events, actual results may differ from those estimates.

Estimates and assumptions are reviewed on an ongoing basis, The estimates reviews are recognized on a prospective basis.

Information about uncertainties on premises and estimates with a significant risk of resulting in material adjustment as of December 31, 2024, is included in the following notes:

Note — Impairment losses on trade receivables.

Note — Provision for adjustment to inventories realization value.

Note — Provisions for legal proceedings and provision for credits and incentives to be granted.